Nuveen Preferred and Income Fund
Portfolio of Investments April 30, 2022
(Unaudited)
JPT
Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 147.1%  (53.1% of Total Investments)
X 75,127,765 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 78.8% (53.1% of Total Investments)
X 75,127,765
Automobiles - 2.1% (1.4% of Total Investments)
$ 695 General Motors Financial Co Inc 5.700% N/A (3) BB+ $ 678,494
1,479 General Motors Financial Co Inc 5.750% N/A (3) BB+ 1,360,695
Total Automobiles 2,039,189
Banks - 24.5% (16.5% of Total Investments)
685 Bank of America Corp 6.500% N/A (3) BBB+ 698,275
540 Bank of America Corp 4.375% N/A (3) BBB+ 477,900
240 Bank of America Corp 6.100% N/A (3) BBB+ 242,533
780 Bank of America Corp 6.300% N/A (3) BBB+ 797,550
715 Bank of America Corp 6.250% N/A (3) BBB+ 723,795
1,872 Citigroup Inc 5.950% N/A (3) BBB- 1,829,880
420 Citigroup Inc 4.150% N/A (3) BBB- 371,532
1,455 Citigroup Inc 6.300% N/A (3) BBB- 1,438,631
900 Citigroup Inc 6.250% N/A (3) BBB- 899,433
629 Citizens Financial Group Inc 6.375% N/A (3) BB+ 608,558
833 CoBank ACB 6.250% N/A (3) BBB+ 833,000
200 Fifth Third Bancorp 4.500% N/A (3) Baa3 193,983
475 First Citizens BancShares Inc/NC 5.800% N/A (3) N/R 475,119
915 Huntington Bancshares Inc/OH 5.625% N/A (3) Baa3 912,228
420 JPMorgan Chase & Co 6.100% N/A (3) BBB+ 420,882
1,500 JPMorgan Chase & Co 5.000% N/A (3) BBB+ 1,421,550
1,990 JPMorgan Chase & Co 6.750% N/A (3) BBB+ 2,024,994
220 M&T Bank Corp 5.125% N/A (3) Baa2 216,150
220 M&T Bank Corp 3.500% N/A (3) Baa2 184,803
465 M&T Bank Corp 6.450% N/A (3) Baa2 467,325
266 PNC Financial Services Group Inc/The 5.000% N/A (3) Baa2 255,360
420 PNC Financial Services Group Inc/The 6.000% N/A (3) Baa2 418,950
485 PNC Financial Services Group Inc/The 3.400% N/A (3) Baa2 417,100
310 Regions Financial Corp 5.750% N/A (3) Baa3 316,200
235 SVB Financial Group 4.000% N/A (3) Baa2 204,379
180 SVB Financial Group 4.700% N/A (3) Baa2 147,265
120 SVB Financial Group 4.100% N/A (3) Baa2 97,200
525 Truist Financial Corp 5.050% N/A (3) Baa2 500,062
375 Truist Financial Corp 5.100% N/A (3) Baa2 373,594
1,780 Truist Financial Corp 4.800% N/A (3) Baa2 1,695,806
805 Wells Fargo & Co 7.950% 11/15/29 Baa1 980,916
885 Wells Fargo & Co 5.900% N/A (3) Baa2 866,194
1,130 Wells Fargo & Co 5.875% N/A (3) Baa2 1,138,475
355 Zions Bancorp NA 5.800% N/A (3) BB+ 349,657
355 Zions Bancorp NA 7.200% N/A (3) BB+ 365,295
Total Banks 23,364,574
Capital Markets - 5.2% (3.5% of Total Investments)
295 Bank of New York Mellon Corp/The 4.700% N/A (3) Baa1 294,262
1,080 Charles Schwab Corp/The 5.375% N/A (3) BBB 1,088,176
1,250 Dresdner Funding Trust I, 144A 8.151% 6/30/31 Baa3 1,512,500
360 Goldman Sachs Group Inc/The 4.125% N/A (3) BBB- 322,856
1,008 Goldman Sachs Group Inc/The 5.500% N/A (3) BBB- 1,008,796
709 Goldman Sachs Group Inc/The 5.300% N/A (3) BBB- 699,691
Total Capital Markets 4,926,281

Nuveen Preferred and Income Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

JPT
Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
Consumer Finance - 2.3% (1.6% of Total Investments)
$ 475 Ally Financial Inc 4.700% N/A (3) Ba2 $ 408,885
625 Ally Financial Inc 4.700% N/A (3) Ba2 539,687
500 American Express Co 3.550% N/A (3) Baa2 430,675
535 Capital One Financial Corp 3.950% N/A (3) Baa3 464,113
335 Discover Financial Services 6.125% N/A (3) Ba2 340,862
Total Consumer Finance 2,184,222
Diversified Financial Services - 5.4% (3.7% of Total Investments)
905 American AgCredit Corp, 144A 5.250% N/A (3) BB+ 823,550
1,025 Capital Farm Credit ACA, 144A 5.000% N/A (3) BB 927,625
250 Compeer Financial ACA, 144A 4.875% N/A (3) BB+ 221,250
2 Compeer Financial ACA, 144A 6.750% N/A (3) BB+ 2,020,000
630 Equitable Holdings Inc 4.950% N/A (3) BBB- 628,740
560 Voya Financial Inc 6.125% N/A (3) BBB- 557,200
Total Diversified Financial Services 5,178,365
Electric Utilities - 2.7% (1.8% of Total Investments)
345 American Electric Power Co Inc 3.875% 2/15/62 BBB 309,134
370 Edison International 5.000% N/A (3) BB+ 334,896
160 Edison International 5.375% N/A (3) BB+ 147,573
270 Electricite de France SA, 144A 5.250% N/A (3) BBB- 267,300
1,125 Emera Inc 6.750% 6/15/76 BB+ 1,140,469
355 Southern Co/The 4.000% 1/15/51 BBB- 337,307
Total Electric Utilities 2,536,679
Food Products - 5.8% (3.9% of Total Investments)
2,005 Dairy Farmers of America Inc, 144A 7.125% N/A (3) BB+ 1,964,900
620 Land O' Lakes Inc, 144A 7.250% N/A (3) BB 646,350
1,550 Land O' Lakes Inc, 144A 8.000% N/A (3) BB 1,623,625
1,275 Land O' Lakes Inc, 144A 7.000% N/A (3) BB 1,294,763
Total Food Products 5,529,638
Independent Power Producers & Energy Traders - 1.1% (0.8% of Total Investments)
445 AES Andes SA, 144A 6.350% 10/07/79 BB 427,204
355 AES Andes SA, 144A 7.125% 3/26/79 BB 344,354
195 Vistra Corp, 144A 7.000% N/A (3) Ba3 189,637
120 Vistra Corp, 144A 8.000% N/A (3) Ba3 120,750
Total Independent Power Producers & Energy Traders 1,081,945
Industrial Conglomerates - 1.5% (1.0% of Total Investments)
1,467 General Electric Co (3-Month LIBOR reference rate +
3.330% spread) (4)
4.156% N/A (3) BBB- 1,386,124
Total Industrial Conglomerates 1,386,124
Insurance - 16.5% (11.1% of Total Investments)
280 Aegon NV 5.500% 4/11/48 Baa1 286,751
260 American International Group Inc 5.750% 4/01/48 BBB- 251,430
1,490 Assurant Inc 7.000% 3/27/48 BB+ 1,538,365
3,390 Assured Guaranty Municipal Holdings Inc, 144A 6.400% 12/15/66 BBB+ 3,428,985
440 AXIS Specialty Finance LLC 4.900% 1/15/40 BBB 409,200
220 Enstar Finance LLC 5.750% 9/01/40 BB+ 216,395
375 Enstar Finance LLC 5.500% 1/15/42 BB+ 348,750
225 Legal & General Group PLC 5.250% 3/21/47 A3 224,719
845 Markel Corp 6.000% N/A (3) BBB- 864,013
205 MetLife Inc 5.875% N/A (3) BBB 202,717
900 MetLife Inc, 144A 9.250% 4/08/38 BBB 1,112,060
450 PartnerRe Finance B LLC 4.500% 10/01/50 Baa1 420,750
1,670 Provident Financing Trust I 7.405% 3/15/38 BB+ 1,905,888

Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
Insurance (continued)
$ 200 Prudential Financial Inc 5.125% 3/01/52 BBB+ $ 194,500
125 Prudential Financial Inc 3.700% 10/01/50 BBB+ 109,471
940 QBE Insurance Group Ltd, 144A 5.875% N/A (3) Baa2 944,700
618 QBE Insurance Group Ltd 6.750% 12/02/44 BBB 638,666
840 QBE Insurance Group Ltd, 144A 7.500% 11/24/43 Baa1 872,573
740 SBL Holdings Inc, 144A 6.500% N/A (3) BB 649,350
1,290 SBL Holdings Inc, 144A 7.000% N/A (3) BB 1,157,775
Total Insurance 15,777,058
Media - 0.3% (0.2% of Total Investments)
295 Paramount Global 6.375% 3/30/62 Baa3 285,904
Total Media 285,904
Multi-Utilities - 2.7% (1.9% of Total Investments)
355 Algonquin Power & Utilities Corp 4.750% 1/18/82 BB+ 324,637
1,040 CenterPoint Energy Inc 6.125% N/A (3) BBB- 1,000,708
145 CMS Energy Corp 4.750% 6/01/50 BBB- 139,200
304 NiSource Inc 5.650% N/A (3) BBB- 293,360
475 Sempra Energy 4.125% 4/01/52 BBB- 417,431
440 Sempra Energy 4.875% N/A (3) BBB- 433,400
Total Multi-Utilities 2,608,736
Oil, Gas & Consumable Fuels - 2.4% (1.6% of Total Investments)
255 Enbridge Inc 6.000% 1/15/77 BBB- 256,166
220 Enbridge Inc 5.500% 7/15/77 BBB- 210,741
630 Enbridge Inc 5.750% 7/15/80 BBB- 625,275
295 Energy Transfer LP 6.500% N/A (3) BB 280,282
300 MPLX LP 6.875% N/A (3) BB+ 293,700
298 Transcanada Trust 5.500% 9/15/79 BBB 286,825
355 Transcanada Trust 5.600% 3/07/82 BBB 343,462
Total Oil, Gas & Consumable Fuels 2,296,451
Trading Companies & Distributors - 3.9% (2.6% of Total Investments)
2,850 AerCap Global Aviation Trust, 144A 6.500% 6/15/45 BB+ 2,764,500
455 AerCap Holdings NV 5.875% 10/10/79 BB+ 426,563
580 Air Lease Corp 4.650% N/A (3) BB+ 522,000
Total Trading Companies & Distributors 3,713,063
U.S. Agency - 1.4% (0.9% of Total Investments)
615 Farm Credit Bank of Texas, 144A 6.200% N/A (3) BBB+ 645,750
640 Farm Credit Bank of Texas, 144A 5.700% N/A (3) Baa1 665,600
Total U.S. Agency 1,311,350
Wireless Telecommunication Services - 1.0% (0.6% of Total Investments)
860 Vodafone Group PLC 7.000% 4/04/79 BB+ 908,186
Total Wireless Telecommunication Services 908,186
Total $1,000 Par (or similar) Institutional Preferred (cost $77,531,401) 75,127,765
Principal
Amount (000) Description (1) ,(5) Coupon Maturity Ratings (2) Value
X 39,758,283 CONTINGENT CAPITAL SECURITIES - 41.7% (28.1% of Total Investments)
X 39,758,283
Banks - 28.9% (19.5% of Total Investments)
$ 740 Banco Mercantil del Norte SA/Grand Cayman, 144A 7.500% N/A (3) Ba2 $ 709,327
1,900 Barclays PLC 7.750% N/A (3) BBB- 1,916,625
1,000 Barclays PLC 6.125% N/A (3) BBB- 980,620
1,250 Barclays PLC 8.000% N/A (3) BBB- 1,288,281

Nuveen Preferred and Income Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

JPT
Principal
Amount (000) Description (1),(5) Coupon Maturity Ratings (2) Value
Banks (continued)
$ 3,200 BNP Paribas SA, 144A 6.625% N/A (3) BBB $ 3,223,483
1,835 Credit Agricole SA, 144A 8.125% N/A (3) BBB 1,972,625
3,500 HSBC Holdings PLC 6.375% N/A (3) BBB 3,514,980
2,150 HSBC Holdings PLC 6.000% N/A (3) BBB 2,064,000
2,545 ING Groep NV 6.500% N/A (3) BBB 2,538,637
285 ING Groep NV, Reg S 6.750% N/A (3) BBB 286,425
3,000 Lloyds Banking Group PLC 7.500% N/A (3) Baa3 3,082,800
580 Macquarie Bank Ltd/London, 144A 6.125% N/A (3) BB+ 558,540
2,080 NatWest Group PLC 6.000% N/A (3) BBB- 2,049,944
200 NatWest Group PLC 8.000% N/A (3) BBB- 210,500
680 Nordea Bank Abp, 144A 6.625% N/A (3) BBB+ 688,500
2,400 Societe Generale SA, 144A 7.875% N/A (3) BB+ 2,456,173
27,345 Total Banks 27,541,460
Capital Markets - 12.8% (8.6% of Total Investments)
3,000 Credit Suisse Group AG, 144A 7.500% N/A (3) BB+ 3,002,070
1,000 Credit Suisse Group AG, 144A 6.375% N/A (3) BB+ 941,390
2,400 Deutsche Bank AG 6.000% N/A (3) BB- 2,232,000
3,845 UBS Group AG 6.875% N/A (3) BBB 3,893,063
1,840 UBS Group AG, 144A 7.000% N/A (3) BBB 1,869,900
290 UBS Group AG 5.125% N/A (3) BBB 278,400
12,375 Total Capital Markets 12,216,823
Total Contingent Capital Securities (cost $41,351,933) 39,758,283
Shares Description (1) Coupon Ratings (2) Value
X 23,275,379 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 24.4% (16.4% of Total Investments)
X 23,275,379
Banks - 6.8% (4.6% of Total Investments)
16,050 CoBank ACB (6) 6.250% BBB+ $ 1,613,025
4,740 CoBank ACB (6) 6.200% BBB+ 492,960
15,000 Farm Credit Bank of Texas (6) 6.750% Baa1 1,548,750
19,366 Fifth Third Bancorp 6.625% Baa3 501,386
8,100 KeyCorp 6.125% Baa3 216,351
21,268 Regions Financial Corp 6.375% Baa3 546,588
10,600 Regions Financial Corp 5.700% Baa3 257,050
16,894 Synovus Financial Corp 5.875% BB- 431,979
16,400 Wells Fargo & Co 4.750% Baa2 318,980
7,900 Western Alliance Bancorp 4.250% Ba1 173,563
15,308 Wintrust Financial Corp 6.875% BB 407,040
Total Banks 6,507,672
Capital Markets - 2.6% (1.7% of Total Investments)
7,777 Goldman Sachs Group Inc/The 5.500% BB+ 197,847
33,800 Morgan Stanley 5.850% Baa3 852,774
19,451 Morgan Stanley 6.875% Baa3 505,726
23,100 Morgan Stanley 6.375% Baa3 601,293
12,974 Morgan Stanley 7.125% Baa3 339,011
Total Capital Markets 2,496,651
Consumer Finance - 0.2% (0.2% of Total Investments)
11,900 Synchrony Financial 5.625% BB- 246,092
Total Consumer Finance 246,092
Diversified Financial Services - 2.7% (1.8% of Total Investments)
12,213 AgriBank FCB (6) 6.875% BBB+ 1,276,258
18,500 Equitable Holdings Inc 5.250% BBB- 402,560
35,623 Voya Financial Inc 5.350% BBB- 878,107
Total Diversified Financial Services 2,556,925

Shares   Description (1) Coupon Ratings (2) Value
Diversified Telecommunication Services - 0.2% (0.1% of Total Investments)
8,700 AT&T Inc 4.750% BBB- $ 168,867
Total Diversified Telecommunication Services 168,867
Food Products - 2.1% (1.4% of Total Investments)
31,132 CHS Inc 6.750% N/R 824,375
32,207 CHS Inc 7.100% N/R 851,875
10,959 CHS Inc 7.875% N/R 300,825
Total Food Products 1,977,075
Insurance - 6.4% (4.3% of Total Investments)
23,700 American Equity Investment Life Holding Co 6.625% BB 613,593
43,600 American Equity Investment Life Holding Co 5.950% BB 1,076,484
16,280 Aspen Insurance Holdings Ltd 5.625% BB+ 379,161
38,688 Aspen Insurance Holdings Ltd 5.950% BB+ 947,469
12,000 Assurant Inc 5.250% BB+ 262,320
24,100 Athene Holding Ltd 6.375% BBB 635,758
27,700 Athene Holding Ltd 6.350% BBB 704,965
23,000 Enstar Group Ltd 7.000% BB+ 591,100
26,902 Reinsurance Group of America Inc 5.750% BBB+ 695,686
9,463 Selective Insurance Group Inc 4.600% BBB- 182,825
Total Insurance 6,089,361
Oil, Gas & Consumable Fuels - 2.0% (1.4% of Total Investments)
8,300 Energy Transfer LP 7.600% BB 200,860
31,634 NuStar Energy LP 7.592% B2 759,216
34,163 NuStar Energy LP 7.625% B2 733,138
10,020 NuStar Logistics LP 8.020% B 253,406
Total Oil, Gas & Consumable Fuels 1,946,620
Thrifts & Mortgage Finance - 0.9% (0.6% of Total Investments)
32,731 New York Community Bancorp Inc 6.375% Ba2 841,841
Total Thrifts & Mortgage Finance 841,841
Trading Companies & Distributors - 0.5% (0.3% of Total Investments)
17,771 Air Lease Corp 6.150% BB+ 444,275
Total Trading Companies & Distributors 444,275
Total $25 Par (or similar) Retail Preferred (cost $24,127,712) 23,275,379

Nuveen Preferred and Income Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

JPT
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 2,026,188 CORPORATE BONDS - 2.2% (1.4% of Total Investments)
X 2,026,188
Banks - 1.1% (0.7% of Total Investments)
$ 1,000 Commerzbank AG, 144A 8.125% 9/19/23 Baa3 $ 1,040,798
Insurance - 1.1% (0.7% of Total Investments)
980 Fidelis Insurance Holdings Ltd, 144A 6.625% 4/01/41 BB+ 985,390
$ 1,980 Total Corporate Bonds (cost $2,131,250) 2,026,188
Total Long-Term Investments (cost $145,142,296) 140,187,615
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  1.5% (1.0% of Total Investments)
X 1,439,351 REPURCHASE AGREEMENTS - 1.5% (1.0% of Total Investments)
X 1,439,351
$ 1,439 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 4/30/22, repurchase price
$1,439,351, collateralized by $1,708,000, U.S. Treasury
Bond, 2.250%, due 8/15/46, value $1,468,223
0.000% 5/02/22 $ 1,439,351
Total Short-Term Investments (cost $1,439,351) 1,439,351
Total Investments (cost $ 146,581,647 ) - 148 .6% 141,626,966
Borrowings - (49.3)% (7) (47,000,000)
Other Assets Less Liabilities - 0.7% 708,862
Net Assets Applicable to Common Shares - 100% $ 95,335,828
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional
Preferred $ – $ 75,127,765 $ – $ 75,127,765
Contingent Capital Securities – 39,758,283 – 39,758,283
$25 Par (or similar) Retail Preferred 18,344,386 4,930,993 – 23,275,379
Corporate Bonds – 2,026,188 – 2,026,188
Short-Term Investments:
Repurchase Agreements – 1,439,351 – 1,439,351
Total
$ 18,344,386 $ 123,282,580 $ – $ 141,626,966

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3) Perpetual security. Maturity date is not applicable.
(4) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(5) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(6) For fair value measurement disclosure purposes, investment classified as Level 2.
(7) Borrowings as a percentage of Total investments is 33.2%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.